Investors In Millburn Multi-Markets Trading L.P. (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	90.89%	90.59%
U S Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	25.08%	30.30%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	65.81%	60.29%